Short -Term Investments	12 Months Ended
Jun. 30, 2021
Short Term Investments [Abstract]
Short -Term Investments
3.	SHORT-TERM INVESTMENTS
The Company’s short-term investments are comprised of the following:

	June 30, 2021	June 30, 2020

Investment grade securities	$—	$16,990
Term deposits	360	360

	$360	$17,350

The Company’s investment grade securities include Canadian and U.S. government and agency securities, including treasury bills; as well as corporate bonds and certificates of deposit.